JPMorgan Emerging Markets Research Enhanced Equity Fund Investment Strategy - R6 Shares [Member] - JPMorgan Emerging Markets Research Enhanced Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of the value of its Assets in equity securities and equity-related instruments that are tied economically to emerging markets. “Assets” means net assets, plus the amount of borrowings for investment purposes. Emerging markets include most countries in the world except Australia, Canada, Israel, Japan, New Zealand, Singapore, the United Kingdom, the United States, most of the countries of Western Europe and Hong Kong. The equity securities and equity-related instruments in which the Fund may invest include, but are not limited to, common stock, preferred securities, convertible securities, trust or partner-ship interests, depositary receipts, real estate investment trusts (REITS), privately placed securities, warrants and rights, participation notes or other structured notes, and other instruments that provide economic exposure to one or more equity securities. Certain of the equity securities in which the Fund invests are expected to be issued by companies that rely on variable interest entity (“VIE”) structures. In implementing its strategy, the Fund seeks to construct a portfolio of long holdings that will outperform the Morgan Stanley Capital International (MSCI) Emerging Markets Index (net total return)[1] (the Index) over time while maintaining similar risk characteristics, including sector and geographic risks. The Fund invests primarily in securities included within the universe of the Index, however, the Fund may also invest in securities not included within the Index or securities or instruments with similar economic characteristics. The Fund may invest in securities across all market capitalizations, although the Fund may invest a significant portion of its assets in companies of any one particular market capitalization category.Within each sector, the Fund may modestly overweight equity securities that it considers undervalued while modestly under-weighting or not holding equity securities that appear over-valued. By emphasizing investment in equity securities that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the Index over the long term with a modest level of volatility. The Fund may use exchange-traded funds and exchange-traded futures to gain exposure to particular foreign securities or markets and for the efficient management of cash flows. The Fund may invest in securities denominated in any currency and may from time to time hedge a portion of its foreign currency exposure using currency forwards. Securities and equity-related instruments tied economically to an emerging market include: (i) securities of issuers that are organized under the laws of an emerging markets country or that maintain their principal place of business in an emerging markets country; (ii) securities that are traded principally in an emerging market country; (iii) securities of issuers that, during their most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in an emerging markets country or that have at least 50% of their assets in an emerging market country; or (iv) securities or other instruments that expose the Fund to the economic fortunes and risks of one or more emerging market countries. Investment Process: In managing the Fund, the adviser combines fundamental research with a disciplined portfolio construction process. The adviser utilizes proprietary research, risk management techniques and individual security selection in constructing the Fund’s portfolio. In-depth, fundamental research into individual securities is conducted by research analysts who emphasize each issuer’s long-term prospects. This research allows the adviser to rank issuers within each sector group according to what it believes to be their relative value. The adviser will ordinarily overweight securities which it deems to be attractive and underweight or not hold those securities which it believes are unattractive. The adviser may sell a security as its valuations or rankings change or if more attractive investments become available. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.